General and administrative expenses - Additional Information (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Detailed Information General And Administrative Expenses [Abstract]
Cash outflow for leases	€ 199,111	€ 119,627	€ 78,897
Depreciation expenses related to property, plant and equipment and leases	€ 77,370	€ 7,401	€ 549